Label	Element	Value
Dreyfus Select Managers Small Cap Value Fund
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Supplement [Text Block]	ck0000737520_SupplementTextBlock

July 31, 2013

STRATEGIC FUNDS, INC.

– Dreyfus Select Managers Small CapValue Fund

Supplement to Summary and Statutory Prospectuses dated July 1, 2013

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Risk/Return [Heading]	rr_RiskReturnHeading	Dreyfus Select Managers Small Cap Value Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Effective on or about October 1, 2013, the following information will supersede and replace the second through fourth sentences of the first paragraph in the section of the Fund’s prospectus entitled “Fund Summary — BNY Mellon Small Cap Multi-Strategy Fund —Principal Investment Strategy” and the fourth sentence of the first paragraph and the fifth paragraph in the section of the Fund’s prospectus entitled “Fund Details — BNY Mellon Small Cap Multi-Strategy Fund”:

The fund currently considers small cap companies to be those with market capitalizations that fall within the range of $50 million and $4 billion. The fund may invest up to 20% of its net assets in securities not considered to be small cap companies.